COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.2%
Invesco Preferred ETF(a)		176,669	$1,895,658

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$1,993,533)			1,895,658

PREFERRED SECURITIES—EXCHANGE-TRADED	27.2%
BANKING	12.1%
Bank of America Corp., 4.25%, Series QQ(a)(b)		250,242	4,106,471
Bank of America Corp., 4.375%, Series NN(a)(b)		251,020	4,282,401
Bank of America Corp., 4.75%, Series SS(a)(b)		71,849	1,326,333
Bank of America Corp., 5.00%, Series LL(a)(b)		487,866	9,552,416
Bank of America Corp., 5.375%, Series KK(a)(b)		35,839	750,469
Citigroup, Inc., 6.25%, Series II(a)(b)		45,457	1,116,879
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		407,795	7,279,141
Fifth Third Bancorp, 6.875% to 10/1/30(a)(b)(c)		410,229	10,649,545
First Horizon Corp., 6.50%, Series E(a)(b)		198,539	4,715,301
First Horizon Corp., 6.75%, Series H(a)(b)		224,402	5,531,509
M&T Bank Corp., 6.35%, Series K(a)(b)		350,800	8,380,612
M&T Bank Corp., 6.625%, Series L(a)(b)		256,317	6,351,535
M&T Bank Corp., 7.50%, Series J(a)(b)		379,337	9,919,663
Morgan Stanley, 5.85%, Series K(a)(b)		34,041	789,070
Morgan Stanley, 6.50%, Series P(a)(b)		80,811	2,034,821
Morgan Stanley, 6.625%, Series Q(a)(b)		728,346	18,521,839
Morgan Stanley, 6.875%, Series F(a)(b)		430,397	10,871,828
Morgan Stanley, 7.125%, Series E(a)(b)		350,000	8,900,500
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		88,820	2,174,314
Wells Fargo & Co., 4.375%, Series CC(a)(b)		167,799	2,835,803
Wells Fargo & Co., 4.70%, Series AA(a)(b)		259,413	4,705,752
Wells Fargo & Co., 4.75%, Series Z(a)(b)		494,625	9,066,476
Wells Fargo & Co., 7.50%, Series L (Convertible)(b)		2,033	2,410,406

			136,273,084

CONSUMER STAPLE PRODUCTS	0.8%
CHS, Inc., 7.50%, Series 4(b)		353,362	8,985,996

FINANCIAL SERVICES	2.7%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		151,751	3,482,686
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		147,108	3,777,733
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)		633,858	13,247,632
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)		212,311	4,445,792
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		232,042	5,313,762

			30,267,605

INSURANCE	6.0%
Allstate Corp., 5.10%, Series H(a)(b)		304,000	5,891,520
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		172,499	2,837,608
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		351,086	6,853,199
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(b)		281,000	6,682,180
Assurant, Inc., 5.25%, due 1/15/61(a)		60,964	1,164,412
Athene Holding Ltd., 4.875%, Series D(a)(b)		193,695	3,101,057

		Shares	Value
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		497,843	$11,898,448
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		300,468	7,547,756
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		286,202	5,538,009
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)		240,713	5,928,761
Lincoln National Corp., 9.00%, Series D(a)(b)		299,871	7,919,593
MetLife, Inc., 4.75%, Series F(a)(b)		32,000	582,400
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)		103,152	1,576,163

			67,521,106

REAL ESTATE	0.5%
Chatham Lodging Trust, 6.625%, Series A(b)		85,000	1,729,750
DigitalBridge Group, Inc., 7.125%, Series J(b)		170,626	2,694,184
DigitalBridge Group, Inc., 7.125%, Series H(b)		87,752	1,354,891

			5,778,825

TELECOMMUNICATIONS	2.5%
Array Digital Infrastructure, Inc., Senior Debt, 6.25%, due 9/1/69(a)		6,927	132,583
AT&T, Inc., 4.75%, Series C(a)(b)		646,405	11,085,846
AT&T, Inc., 5.00%, Series A(a)(b)		493,265	8,947,827
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)		97,841	1,868,763
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70(a)		96,904	1,978,780
T-Mobile USA, Inc., Senior Debt, 5.50%, due 6/1/70(a)		91,356	1,895,637
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69(a)		121,623	2,804,626

			28,714,062

UTILITIES	2.6%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)		237,068	6,095,018
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)(b)		47,070	787,010
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)		208,034	3,141,313
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)		168,056	2,705,702
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)		192,889	3,117,086
CMS Energy Corp., 5.875%, due 10/15/78(a)		140,000	3,057,600
DTE Energy Co., 6.25%, due 10/1/85, Series H(a)		120,533	2,854,222
NextEra Energy Capital Holdings, Inc., 6.50%, due 4/15/86, Series Z(a)		188,080	4,504,516
Xcel Energy, Inc., 6.25%, due 10/15/85(a)		106,447	2,478,086

			28,740,553

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$340,036,592)			306,281,231

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	123.3%
BANKING	81.6%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR 2,000,000	2,490,672
Banco Bilbao Vizcaya Argentaria SA, 7.125% to 5/8/33 (Spain)(b)(c)(e)		7,200,000	7,201,534
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)		5,500,000	5,963,777
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(b)(c)(e)(f)		EUR 3,000,000	3,631,024
Banco Santander SA, 7.25% to 12/3/35 (Spain)(b)(c)(e)		7,400,000	7,423,939
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)		14,400,000	15,345,691
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)		7,000,000	7,602,910

	Principal Amount*	Value
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)	7,200,000	$8,404,733
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)(c)	4,190,000	4,196,800
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)(c)	18,717,000	19,119,022
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(a)(c)	6,500,000	6,543,245
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(a)(c)	4,200,000	4,347,932
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(a)(c)	8,800,000	9,132,834
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(a)(c)	12,400,000	12,318,787
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)	6,000,000	6,192,246
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)	2,120,000	2,176,964
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)	5,900,000	6,101,597
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)	2,100,000	2,210,592
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(b)(c)(e)(f)	GBP 8,600,000	12,350,670
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP 5,300,000	7,375,407
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP 3,900,000	5,581,982
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)	14,800,000	16,347,991
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)	3,600,000	3,291,923
BNP Paribas SA, 6.875% to 12/15/33 (France)(b)(c)(e)(g)	3,600,000	3,567,683
BNP Paribas SA, 7.20% to 4/17/36 (France)(b)(c)(e)(g)	8,900,000	8,840,782
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)	11,200,000	11,458,866
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)(g)	16,900,000	17,640,744
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)	14,800,000	15,709,371
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)	14,700,000	15,451,758
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)	6,200,000	6,484,456
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(b)(c)(e)(f)	EUR 1,400,000	1,680,905
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR 5,000,000	6,059,001
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(a)(c)	8,400,000	8,318,104
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)(c)	7,200,000	7,295,810
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)	3,541,000	3,272,437
Charles Schwab Corp., 6.10% to 6/1/31, Series L(a)(b)(c)	9,040,000	8,921,664
Citigroup Capital III, 7.625%, due 12/1/36(a)	1,500,000	1,673,988
Citigroup, Inc., 6.625% to 2/15/31, Series HH(b)(c)	14,840,000	14,917,227
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)(c)	22,582,000	22,815,137
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)(c)	17,966,000	18,137,180
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)	5,344,000	5,465,629
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(c)	11,153,000	11,582,357
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)	6,590,000	6,593,605
CoBank ACB, 6.75% to 7/1/31, Series N(b)(c)	3,520,000	3,541,794
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)	5,500,000	5,575,977
Commerzbank AG, 6.625% to 10/9/32 (Germany)(b)(c)(e)(f)	EUR 3,200,000	3,922,447
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)	7,200,000	7,485,801
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP 5,300,000	7,555,541
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(c)(e)(g)	11,000,000	11,177,353
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(c)(e)(f)	EUR 1,900,000	2,316,272
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)	2,200,000	550,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)	7,600,000	1,900,000
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(b)(c)(e)(f)	EUR 2,800,000	3,312,009
Deutsche Bank AG, 6.75% to 10/30/35 (Germany)(b)(c)(e)(f)	EUR 6,600,000	7,707,022
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR 7,400,000	9,188,496
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR 6,400,000	7,984,151
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(e)(f)	EUR 2,800,000	3,389,276

	Principal Amount*	Value
Eurobank SA, 6.25% to 11/10/33 (Greece)(b)(c)(e)(f)	EUR 1,800,000	$2,085,317
Eurobank SA, 6.625% to 6/4/31 (Greece)(b)(c)(e)(f)	EUR 6,000,000	7,192,953
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(b)(c)	2,100,000	2,138,483
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)	3,698,000	3,839,626
Goldman Sachs Group, Inc., 6.85% to 2/10/30, Series Z(b)(c)	1,700,000	1,721,633
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(b)(c)	15,049,000	15,609,079
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(b)(c)	10,064,000	10,417,025
HSBC Holdings PLC, 6.75% to 3/24/31 (United Kingdom)(a)(b)(c)(e)	10,400,000	10,462,036
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)	3,800,000	3,865,654
HSBC Holdings PLC, 7.00% to 9/24/35 (United Kingdom)(a)(b)(c)(e)	7,000,000	7,119,189
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(c)(e)	13,710,000	14,027,441
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)	4,000,000	4,143,804
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(b)(c)	3,985,000	3,973,596
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(c)(e)	16,700,000	17,030,543
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)	5,000,000	5,197,942
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)	3,200,000	3,289,349
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)	12,300,000	13,039,284
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR 3,400,000	4,272,312
JPMorgan Chase & Co., 6.10% to 7/1/31, Series PP(a)(b)(c)	10,701,000	10,662,806
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)	5,574,000	5,759,085
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)	3,200,000	3,298,298
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR 2,200,000	2,675,872
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP 5,800,000	8,062,623
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(a)(b)(c)(e)(f)	GBP 1,000,000	1,405,266
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(c)(e)	3,800,000	4,011,474
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP 2,200,000	3,057,724
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(e)(f)	GBP 5,400,000	7,566,348
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(a)(b)(f)	GBP 3,560,000	6,195,408
NatWest Group PLC, 7.30% to 11/19/34 (United Kingdom)(a)(b)(c)(e)	1,500,000	1,540,595
NatWest Group PLC, 7.50% to 6/3/36 (United Kingdom)(a)(b)(c)(e)(f)	GBP 3,500,000	4,692,362
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)(e)	7,400,000	8,056,735
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(c)(e)(g)	6,400,000	6,383,629
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(b)(c)(e)(f)	EUR 4,800,000	5,802,848
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)	1,981,000	1,985,379
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)	13,864,000	14,017,807
Royal Bank of Canada, 6.50% to 5/24/33, due 5/24/86 (Canada)(a)(c)	3,500,000	3,433,580
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(a)(c)	5,000,000	4,857,395
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)(c)	16,150,000	16,380,574
Royal Bank of Canada, 7.50% to 5/2/29, due 5/2/84 (Canada)(a)(c)	4,400,000	4,546,846
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)	9,100,000	9,172,472
Societe Generale SA, 7.125% to 7/15/35 (France)(b)(c)(e)(g)	4,900,000	4,837,517
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)	14,900,000	15,552,665
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)	8,200,000	8,903,626
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)	8,200,000	8,550,419
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)	9,400,000	10,221,927
Standard Chartered PLC, 7.00% to 6/8/33 (United Kingdom)(b)(c)(e)(g)	3,200,000	3,182,086
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(b)(c)(e)(g)	3,200,000	3,187,691
Standard Chartered PLC, 7.625% to 1/16/32 (United Kingdom)(b)(c)(e)(g)	1,400,000	1,463,699
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(e)(g)	4,000,000	4,200,120
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)	3,343,000	3,419,755

		Principal Amount*	Value
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(e)(f)		9,800,000	$10,280,690
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(a)(c)		4,250,000	4,251,642
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)		10,300,000	10,621,545
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)		7,305,000	7,531,535
Truist Financial Corp., 6.669% to 9/1/26, Series N(a)(b)(c)		13,158,000	13,169,855
UBS Group AG, 6.625% to 1/8/31 (Switzerland)(a)(b)(c)(e)(g)		14,800,000	14,769,096
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)(g)		2,000,000	2,040,924
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(c)(e)(g)		9,400,000	9,354,145
UBS Group AG, 7.00% to 1/8/36 (Switzerland)(a)(b)(c)(e)(g)		14,800,000	14,727,921
UBS Group AG, 7.125% to 8/10/34 (Switzerland)(a)(b)(c)(e)(g)		800,000	800,340
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)(g)		13,400,000	14,025,686
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)(g)		5,400,000	5,785,873
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)(g)		11,600,000	13,300,804
Wells Fargo & Co., 6.125% to 6/15/31, Series GG(b)(c)		6,027,000	6,026,741
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)		3,118,000	3,211,749
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)		14,156,000	14,820,667

			918,074,225

CONSUMER DISCRETIONARY PRODUCTS	1.2%
Stellantis NV, 6.25% to 3/16/31(b)(c)(f)		EUR 2,100,000	2,342,647
Stellantis NV, 6.875% to 12/16/33(b)(c)(f)		EUR 3,600,000	3,995,041
Stellantis NV, 8.25% to 6/16/32(b)(c)(f)		GBP 3,100,000	4,049,857
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR 2,500,000	3,216,748

			13,604,293

CONSUMER STAPLE PRODUCTS	0.4%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)		3,600,000	3,204,000
Land O’ Lakes, Inc., 7.25%(a)(b)(g)		1,710,000	1,573,200

			4,777,200

ENERGY	0.4%
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)		1,980,000	2,038,778
Sunoco LP, 7.875% to 9/18/30(a)(b)(c)(g)		2,590,000	2,656,584

			4,695,362

FINANCIAL SERVICES	3.1%
Ally Financial, Inc., 7.10% to 8/15/31, Series D(b)(c)		6,317,000	6,356,127
ARES Finance Co. III LLC, 7.357% to 8/30/26, due 6/30/51(a)(c)(g)		2,881,000	2,894,808
HA Sustainable Infrastructure Capital, Inc., 7.125% to 8/17/31, due 11/15/56(c)		3,170,000	3,196,004
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(c)		4,660,000	4,894,570
ILFC E-Capital Trust I, 6.48% (30 Year CMT + 1.550%), due 12/21/65(d)(g)		1,219,000	1,033,591
ILFC E-Capital Trust II, 6.73% (30 Year CMT + 1.800%), due 12/21/65(d)(g)		5,852,000	5,174,934
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(b)(c)(e)		10,700,000	10,886,597

			34,436,631

HEALTH CARE	0.9%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)		5,473,000	5,638,334
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(c)		4,334,000	4,266,568

			9,904,902

INSURANCE	9.9%
Allianz SE, 6.50% to 10/30/34 (Germany)(a)(b)(c)(e)(g)		3,800,000	3,772,392
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(c)(e)(g)		5,400,000	5,442,714

		Principal Amount*	Value
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(c)		2,740,000	$2,638,070
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(a)(c)		2,185,000	2,065,075
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR 3,600,000	4,437,461
Corebridge Financial, Inc., 6.875% to 12/1/30(b)(c)		5,859,000	6,014,140
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)		4,400,000	4,447,164
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(c)(g)		6,100,000	5,864,910
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)		6,005,000	6,014,440
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)		12,850,000	13,437,798
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)		7,800,000	8,501,789
MetLife, Inc., 9.25%, due 4/8/38(a)(g)		5,500,000	6,361,184
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(c)		1,836,000	1,832,132
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Japan)(a)(f)		4,600,000	4,712,163
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(b)(c)(f)		10,800,000	10,759,490
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(b)(c)(e)(f)		4,000,000	3,975,657
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)		5,300,000	4,822,654
SBL Holdings, Inc., 9.508% to 5/13/30(b)(c)(g)		4,118,000	3,936,812
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)		11,285,000	11,705,242

			110,741,287

PIPELINES	9.8%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)		7,550,000	7,589,419
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)		10,208,000	10,998,630
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)		9,607,000	10,113,010
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)		12,660,000	14,312,548
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)		10,718,000	10,761,386
Energy Transfer LP, 6.70% to 10/15/36, due 1/15/57(c)		7,014,000	6,913,670
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(c)		2,080,000	2,087,446
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)		8,066,000	8,284,454
Enterprise Products Operating LLC, 6.70% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)		1,500,000	1,501,594
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)(c)		5,890,000	5,823,778
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(a)(c)		3,240,000	3,225,455
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)		3,260,000	3,442,250
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)		6,630,000	6,899,675
TransCanada PipeLines Ltd., 6.375% to 7/17/36, due 10/17/56 (Canada)(a)(c)		2,870,000	2,880,134
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)		6,134,000	6,010,766
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)		9,740,000	9,707,128

			110,551,343

TELECOMMUNICATIONS	4.2%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)		1,520,000	1,533,738
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)		6,790,000	6,847,817
Rogers Communications, Inc., 6.875% to 5/2/31, due 7/31/56 (Canada)(c)		2,066,000	2,067,628
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(c)		5,660,000	5,590,948
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(c)		6,090,000	6,092,350
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(c)		8,900,000	8,699,970
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(c)		5,060,000	5,103,050
Verizon Communications, Inc., 6.05% to 2/14/33, due 5/14/58(a)(c)		5,195,000	5,110,968
Verizon Communications, Inc., 6.20% to 2/14/36, due 5/14/56(a)(c)		6,254,000	6,123,413

			47,169,882

UTILITIES	11.8%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)		3,133,000	3,079,620

		Principal Amount*	Value
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)		1,765,000	$1,795,769
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)		13,572,000	13,452,386
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)		6,160,000	6,375,329
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(c)		2,220,000	2,182,540
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)		5,240,000	5,406,192
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)		2,620,000	2,656,570
Dominion Energy, Inc., 6.15% to 9/16/31, due 12/15/56(a)(c)		3,141,000	3,108,831
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(a)(c)		4,565,000	4,496,192
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)		3,760,000	3,790,219
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)		2,470,000	2,527,222
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(a)(c)		1,500,000	1,565,798
Emera U.S. Finance LLC, 6.65% to 7/1/31, due 10/1/56, Series A(c)		3,597,000	3,623,380
Emera U.S. Finance LLC, 6.85% to 7/1/36, due 10/1/56, Series B(c)		4,159,000	4,192,833
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)		4,358,000	4,529,444
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(a)(c)		5,300,000	5,378,080
Eversource Energy, 6.10% to 5/15/31, due 8/15/56, Series A(c)		3,643,000	3,624,420
Eversource Energy, 6.35% to 5/15/36, due 8/15/56, Series B(c)		6,096,000	6,069,629
NextEra Energy Capital Holdings, Inc., 6.20% to 7/4/36, due 10/1/56, Series BB(a)(c)		5,661,000	5,534,605
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)		6,240,000	6,284,179
NextEra Energy Capital Holdings, Inc., 6.625% to 7/4/46, due 10/1/66, Series CC(a)(c)		9,268,000	9,031,125
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)		4,330,000	4,447,217
Puget Energy, Inc., 7.00% to 6/15/31, due 9/15/56(c)		1,811,000	1,816,954
Puget Energy, Inc., 7.25% to 6/15/36, due 9/15/56(c)		2,068,000	2,075,751
Sempra, 6.375% to 1/1/31, due 4/1/56(a)(c)		4,290,000	4,319,807
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)		6,341,000	6,312,864
Sempra, 6.875% to 7/3/29, due 10/1/54(a)(c)		7,890,000	8,015,080
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(a)(c)		3,660,000	3,623,613
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(a)(c)		2,940,000	2,931,334

			132,246,983

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,364,592,342)			1,386,202,108

CORPORATE BONDS—REAL ESTATE	0.2%
Hudson Pacific Properties LP, 3.25%, due 1/15/30(a)		3,000,000	2,627,895

TOTAL CORPORATE BONDS (Identified cost—$2,588,916)			2,627,895

		Shares
SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.62%(j)		877,783	877,783

		Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(j)		9,703,000	$9,703,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,580,783)			10,580,783

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,719,792,166)	151.8%		1,707,587,675
LIABILITIES IN EXCESS OF OTHER ASSETS	(51.8)		(582,747,085)

NET ASSETS	100.0%		$1,124,840,590

Centrally Cleared Interest Rate Swap Contracts

Notional Amount		Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate		Floating Rate Pay/Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR	17,990,000	2.388%	Pay	Annually	2.639	%(k)	Receive	Semi-Annually	12/16/30	$334,031	$—	$334,031
	14,300,000	2.548%	Pay	Annually	2.462	%(k)	Receive	Semi-Annually	11/1/32	316,117	—	316,117
GBP	28,000,000	0.900%	Pay	Monthly	3.731	%(l)	Receive	Monthly	9/15/27	1,379,352	—	1,379,352
	$160,000,000	0.464%	Pay	Monthly	3.774	%(m)	Receive	Monthly	12/20/26	2,343,343	(4,153)	2,339,190
	70,000,000	0.930%	Pay	Monthly	3.774	%(m)	Receive	Monthly	9/15/27	2,602,377	(4,278)	2,598,099
	80,000,000	3.655%	Pay	Monthly	3.660	%(m)	Receive	Monthly	9/15/28	644,933	—	644,933
	80,000,000	3.588%	Pay	Monthly	3.660	%(m)	Receive	Monthly	9/15/28	758,953	—	758,953
	21,700,000	3.227%	Receive	Annually	3.660	%(m)	Pay	Annually	12/16/30	(840,625)	—	(840,625)
	16,700,000	3.497%	Receive	Annually	3.660	%(m)	Pay	Annually	11/1/32	(647,121)	—	(647,121)

										$6,891,360	$(8,431)	$6,882,929

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	81,826,353	USD	93,561,888	8/24/26	$(870,873)
Brown Brothers Harriman	GBP	17,652,222	USD	23,663,598	8/24/26	(126,721)
Brown Brothers Harriman	USD	2,464,812	EUR	2,161,780	8/24/26	30,018

						$(967,576)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Indexed Average
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,895,658	$—	$—	$1,895,658
Preferred Securities—Exchange-Traded	306,281,231	—	—	306,281,231
Preferred Securities—Over-the-Counter	—	1,386,202,108	—	1,386,202,108
Corporate Bonds	—	2,627,895	—	2,627,895
Short-Term Investments	—	10,580,783	—	10,580,783

Total Investments in Securities	$308,176,889	$1,399,410,786	$—	$1,707,587,675

Forward Foreign Currency Exchange Contracts	$—	$30,018	$—	$30,018
Interest Rate Swap Contracts	—	8,379,106	—	8,379,106

Total Derivative Assets	$—	$8,409,124	$—	$8,409,124

Forward Foreign Currency Exchange Contracts	$—	$(997,594)	$—	$(997,594)
Interest Rate Swap Contracts	—	(1,487,746)	—	(1,487,746)

Total Derivative Liabilities	$—	$(2,485,340)	$—	$(2,485,340)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $859,038,543 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at July 31, 2026.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $595,858,496 which represents 53.0% of the net assets of the Fund (34.5% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $203,989,731 which represents 18.1% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $328,317,209 which represents 29.2% of the net assets of the Fund, of which 0.4% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on 6-Month EURIBOR. Represents rates in effect at July 31, 2026.
(l)	Based on 1–Month GBP SONIA. Represents rates in effect at July 31, 2026.
(m)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at July 31, 2026.

Country Summary	% of Managed Assets
United States	47.5
Canada	13.8
United Kingdom	9.2
France	8.8
Switzerland	4.7
Spain	3.6
Germany	3.2
Netherlands	2.6
Japan	1.8
Greece	0.9
Sweden	0.6
Bermuda	0.5
Other (includes short-term investments)	2.8

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swap contracts are valued based upon prices provided by a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of July 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The Fund may also enter into interest rate swap contracts to manage interest rate risk. Interest rate swaps that are intended to reduce interest rate risk under the credit agreement seek to do so by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into such interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.